Income Taxes (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	₪ (2,993,551)	₪ (3,231,473)
Israeli statutory tax rate	23.00%	23.00%
Expected tax benefit	₪ 688,517	₪ 743,239
Total deferred tax assets	688,517	743,239
Less: Valuation allowance	(688,517)	(743,239)
Net deferred tax assets